Commitments and Contingencies (Schedule of Future Minimum Lease Payments under Noncancelable Operatng Leases) (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Commitments and Contingencies Disclosure [Abstract]
2017	$ 18.3
2018	16.3
2019	14.4
2020	9.6
2021	8.4
Thereafter	18.5
Operating Leases, Future Minimum Payments Due	85.5
Rent expense	$ 25.5	$ 37.4	$ 41.8